Earnings Per Share - Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,756	9,629	9,523
Common shares issuable under share based payment plans which are potentially dilutive	71	81	82
Common shares used for diluted earnings per common share	9,827	9,710	9,605
Income from continuing operations	$ 6,093	$ 5,184	$ 8,614
Discontinued operations	2,179	4,835	6,771
Net income	$ 8,272	$ 10,019	$ 15,385
Earnings per common share:
Income from continuing operations	$ .62	$ .54	$ .90
Discontinued operations	.23	.50	.72
Net income	.85	1.04	1.62
Diluted earnings per common share
Income from continuing operations	.62	.53	.90
Discontinued operations	.22	.50	.70
Net income	$ .84	$ 1.03	$ 1.60